Revenue - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017
Revenues [Abstract]
Contract liabilities	[1]	$ 1,500	$ 1,498
Revenues relating to contract liabilities outstanding		154	$ 146
Transaction price allocated to remaining performance obligations		$ 2,000
Percentage of revenue recognized on remaining performance obligation		40.00%		85.00%
Revenue over the remaining lives of the contracts		12 months
Revenue over the lives of the contracts, thereafter		36 months

[1]	Contract liabilities also include $906 million and $926 million at March 31, 2018 and December 31, 2017, respectively, for future rents related to buy-back agreements.